FAIR VALUE	12 Months Ended
Feb. 28, 2023
FAIR VALUE
FAIR VALUE

12.         FAIR VALUE

(a)          Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures financial products, available-for-sale investments, fair value option investment and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices currently available on the Hong Kong Stock Exchange. Variable-rate financial instruments and available-for-sale investments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments and fair value option investment classified within Level 3 are valued using the income approach or the binomial option model. The income approach and the binomial option model require the use of significant unobservable inputs (Level 3 inputs) which involve significant management judgment and estimation. Changes in any unobservable inputs may have a significant impact on fair values. In the valuation of Level 3 financial instruments as of February 28, 2023, the weighted average cost of capital adopted ranges from 19% to 24% with weighted average at 21%, the discount for lack of marketability adopted ranges from 10% to 30% with weighted average at 17%, and the expected volatilities adopted ranges from 44% to 69% with weighted average at 54%.

As of February 28, 2022 and 2023, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2022	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$150,000	—	$150,000	—
Available-for-sale investments	$340,183	—	$340,183	—
Long-term investments
Equity securities with readily determinable fair values	$16,723	$14,606	$2,117	—
Fair value option investment	$17,735	—	$17,419	$316
Available-for-sale investments	$134,034	—	—	$134,034

Total	$658,675	$14,606	$509,719	$134,350

12.         FAIR VALUE - continued

(a)          Assets and liabilities measured at fair value on a recurring basis - continued

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2023	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$793,275	—	$793,275	—
Available-for-sale investments	$80,044	—	$80,044	—
Long-term investments
Equity securities with readily determinable fair values	$5,890	$5,890	$—	—
Fair value option investment	$92,788	—	$92,500	$288
Available-for-sale investments	$106,387	—	—	$106,387

Total	$1,078,384	$5,890	$965,819	$106,675

The roll forward of Level 3 investments are as following:

US$

Balance as of February 28, 2021	$369,449
Purchases	13,616
Disposal	(2,219)
Changes in fair value	(41,698)
Impairment loss	(204,807)
Foreign exchange difference	9

Balance as of February 28, 2022	$134,350
Purchases	6,845
Disposal	(8,710)
Transfer in due to reclassification	941
Changes in fair value	(16,752)
Impairment loss	(6,495)
Foreign exchange difference	(3,504)
Balance as of February 28, 2023	$106,675

(b)         Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a nonrecurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Acquired intangible assets are measured using the income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.

12.         FAIR VALUE - continued

(b)         Assets and liabilities measured at fair value on a nonrecurring basis - continued

The Group measures long-term investments (excluding the equity securities with readily determinable fair values, available-for-sale investments and fair value option investment) at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period. Please see Note 8(2), Note 8(3) and Note 8(4).

For equity securities without readily determinable fair values, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.